Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “compensation actually paid” to our named executive officers and certain financial performance of the Company for the past three fiscal years.

					Value of Initial
			Average	Average	Fixed $100 Investment
	Summary		Summary	Compensation	Based on:
	Compensation	Compensation	Compensation	Actually Paid to	Total
	Table Total for	Actually Paid to	Table Total for	Non-PEO	Shareholder	Net
Year(1)	PEO(2)(3)	PEO(4)	Non-PEO NEOs(3)	NEOs(4)	Return(5)	(Loss)(6)
2024	$1,988,095	$11,276,569	$1,355,719	$5,783,132	$11.74	$(176,207,000)
2023	2,725,068	(830,470)	1,539,795	(316,524)	3.59	(260,491,000)
2022	2,999,421	(118,830,622)	1,566,650	(32,548,607)	8.45	(333,823,000)

(1)
We are a smaller reporting company pursuant to Rule 405 of the Securities Act of 1933, as amended (the “Securities Act”), and as such, are only required to include information for the past three fiscal years in this table.
(2)
Victor Perlroth, M.D. served as the principal executive officer (“PEO”) of the Company during 2024, 2023, and 2022.
(3)
The dollar amounts reported as total compensation for the Company’s PEO and the average of the amounts reported for the Company’s other named executive officers (excluding Dr. Perlroth) as a group (“Non-PEO NEOs”) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – 2024 Summary Compensation Table” of this Proxy Statement and the Company’s proxy statements for fiscal years 2023 and 2022. The name of the Non-PEO NEO included in the amounts in 2024 is John A. Borgeson. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each of 2023 and 2022 are John A. Borgeson and Jason Ehrlich (whose employment with the Company terminated in August 2023).
(4)
The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the Non-PEO NEOs, are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such PEO and Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total reported compensation for 2024 to determine the compensation actually paid to the PEO and the average compensation actually paid to the Non-PEO NEOs:

Year	Position	Reported Summary Compensation Table Total for PEO	(Less): Reported Value of Equity Awards(A)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(B)	Plus: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(B)	Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(B)	Equals: Compensation Actually Paid to PEO
2024	PEO	$1,988,095	$(679,603)	$3,209,422	$6,636,969	$121,685	$11,276,569

Year	Position	Reported Summary Compensation Table Total for Non-PEO NEO	(Less): Reported Value of Equity Awards(A)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(B)	Plus: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(B)	Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(B)	Equals: Compensation Actually Paid to Non-PEO NEO
2024	Non-PEO NEO	$1,355,719	$(559,920)	$2,644,217	$2,242,861	$100,254	$5,783,132

(A)
The grant date fair value of equity awards represents for the PEO and the Non-PEO NEO, the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for 2024.
(B)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the change in fair value during 2024 of any equity awards granted in a prior year that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair value did not materially differ from those disclosed as of the grant date of the equity awards.

(5)
Cumulative total shareholder return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends on our common stock for the measurement period (if any), assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.
(6)
The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	net income (loss)
Named Executive Officers, Footnote	(“Non-PEO NEOs”) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – 2024 Summary Compensation Table” of this Proxy Statement and the Company’s proxy statements for fiscal years 2023 and 2022. The name of the Non-PEO NEO included in the amounts in 2024 is John A. Borgeson. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each of 2023 and 2022 are John A. Borgeson and Jason Ehrlich (whose employment with the Company terminated in August 2023).
Peer Group Issuers, Footnote
(5)
Cumulative total shareholder return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends on our common stock for the measurement period (if any), assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.

PEO Total Compensation Amount	$ 1,988,095	$ 2,725,068	$ 2,999,421
PEO Actually Paid Compensation Amount	$ 11,276,569	(830,470)	(118,830,622)
Adjustment To PEO Compensation, Footnote
(4)
The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the Non-PEO NEOs, are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such PEO and Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total reported compensation for 2024 to determine the compensation actually paid to the PEO and the average compensation actually paid to the Non-PEO NEOs:

Year	Position	Reported Summary Compensation Table Total for PEO	(Less): Reported Value of Equity Awards(A)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(B)	Plus: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(B)	Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(B)	Equals: Compensation Actually Paid to PEO
2024	PEO	$1,988,095	$(679,603)	$3,209,422	$6,636,969	$121,685	$11,276,569

Year	Position	Reported Summary Compensation Table Total for Non-PEO NEO	(Less): Reported Value of Equity Awards(A)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(B)	Plus: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(B)	Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(B)	Equals: Compensation Actually Paid to Non-PEO NEO
2024	Non-PEO NEO	$1,355,719	$(559,920)	$2,644,217	$2,242,861	$100,254	$5,783,132

(A)
The grant date fair value of equity awards represents for the PEO and the Non-PEO NEO, the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for 2024.
(B)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the change in fair value during 2024 of any equity awards granted in a prior year that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair value did not materially differ from those disclosed as of the grant date of the equity awards.

Non-PEO NEO Average Total Compensation Amount	$ 1,355,719	1,539,795	1,566,650
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,783,132	(316,524)	(32,548,607)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the Non-PEO NEOs, are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such PEO and Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total reported compensation for 2024 to determine the compensation actually paid to the PEO and the average compensation actually paid to the Non-PEO NEOs:

Year	Position	Reported Summary Compensation Table Total for PEO	(Less): Reported Value of Equity Awards(A)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(B)	Plus: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(B)	Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(B)	Equals: Compensation Actually Paid to PEO
2024	PEO	$1,988,095	$(679,603)	$3,209,422	$6,636,969	$121,685	$11,276,569

Year	Position	Reported Summary Compensation Table Total for Non-PEO NEO	(Less): Reported Value of Equity Awards(A)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(B)	Plus: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(B)	Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(B)	Equals: Compensation Actually Paid to Non-PEO NEO
2024	Non-PEO NEO	$1,355,719	$(559,920)	$2,644,217	$2,242,861	$100,254	$5,783,132

(A)
The grant date fair value of equity awards represents for the PEO and the Non-PEO NEO, the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for 2024.
(B)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the change in fair value during 2024 of any equity awards granted in a prior year that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair value did not materially differ from those disclosed as of the grant date of the equity awards.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

We believe the compensation paid to our executives demonstrates our commitment to aligning long-term equity incentives with the interests of our stockholders. The substantial drop in Kodiak’s share price in 2022 following our Phase 2b/3 study in wet AMD topline data release significantly impacted compensation actually received by our executives in 2022 and 2023. For example, in October 2021, our NEOs received stock options under the 2021 LTPIP, which vest subject to the achievement of certain stock price goals and operational milestones (and subject to their continued employment) during a seven-year performance period. All of the LTPIP options granted to our NEOs have an exercise price of $88.21 per share and will provide no realizable value to our NEOs unless and until our stock price exceeds $88.21 per share.

The following graph sets forth the relationship between compensation actually paid (“CAP”) to our PEO and our Non-PEO NEO, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The following graph sets forth the relationship between compensation actually paid to our PEO and our Non-PEO NEO, and the Company’s net income (loss) over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 11.74	3.59	8.45
Net Income (Loss)	$ (176,207,000)	$ (260,491,000)	$ (333,823,000)
PEO Name	Victor Perlroth	Victor Perlroth	Victor Perlroth
Additional 402(v) Disclosure	The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the Non-PEO NEOs, are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such PEO and Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total reported compensation for 2024 to determine the compensation actually paid to the PEO and the average compensation actually paid to the Non-PEO NEOs
Equity Awards Adjustments, Footnote
(B)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the change in fair value during 2024 of any equity awards granted in a prior year that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair value did not materially differ from those disclosed as of the grant date of the equity awards.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (679,603)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,209,422
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,636,969
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,685
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(559,920)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,644,217
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,242,861
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 100,254